UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/17 (Unaudited)

CORPORATE BONDS AND NOTES (52.0%)(a)
			Principal amount	Value

Banking (30.3%)

ABN AMRO Bank NV 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.64%, 1.994%, 1/18/19 (Netherlands)			$64,555,000	$64,880,099

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.66%, 1.988%, 9/23/19 (Australia)			28,940,000	29,174,374

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.75%, 2.064%, 11/16/18 (Australia)			11,770,000	11,842,887

Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN BBA LIBOR USD 3 Month + 0.50%, 1.816%, 8/19/20 (Australia)			19,950,000	20,033,931

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.56%, 1.875%, 5/15/18			9,000,000	9,021,211

Bank of America Corp. sr. unsec. notes 6.875%, 11/15/18			6,410,000	6,734,351

Bank of America Corp. sr. unsec. notes 5.75%, 12/1/17			11,050,000	11,087,681

Bank of America Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.04%, 2.399%, 1/15/19			20,684,000	20,886,852

Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 1.42%, 2.777%, 4/19/21			8,100,000	8,342,157

Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.87%, 2.205%, 4/1/19			18,751,000	18,916,022

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			9,290,000	9,297,153

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.65%, 2.004%, 7/18/19 (Canada)			5,000,000	5,035,793

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.60%, 1.91%, 12/12/19 (Canada)			11,650,000	11,733,579

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.44%, 1.76%, 6/15/20 (Canada)			24,600,000	24,703,074

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.56%, 1.937%, 8/1/18			645,000	647,522

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.38%, 1.695%, 5/22/18			7,715,000	7,727,838

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. 1, BBA LIBOR USD 3 Month + 0.44%, 1.756%, 3/6/18			4,062,000	4,068,236

Bank of Nova Scotia (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.83%, 2.189%, 1/15/19 (Canada)			5,000,000	5,037,009

Bank of Nova Scotia (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.66%, 1.979%, 6/14/19 (Canada)			10,000,000	10,062,070

Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.39%, 1.749%, 7/14/20 (Canada)			14,000,000	14,036,694

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.55%, 1.866%, 3/5/18 (Japan)			5,000,000	5,007,005

Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.90%, 3/28/19 (France)			19,255,000	19,237,365

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.49%, 1.853%, 7/20/20 (France)			52,900,000	53,025,267

Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.65%, 1.962%, 8/7/20 (United Kingdom)			25,000,000	25,123,540

Barclays Bank PLC 144A unsec. sub. notes 6.05%, 12/4/17 (United Kingdom)			50,041,000	50,230,655

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.72%, 2.074%, 1/15/20			20,957,000	21,117,728

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.66%, 2.037%, 2/1/19			11,313,000	11,382,800

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.57%, 1.89%, 6/15/20			13,945,000	14,015,966

BPCE SA company guaranty sr. unsec. notes Ser. MTN, 1.625%, 1/26/18 (France)			9,400,000	9,398,665

Branch Banking & Trust Co. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.45%, 1.809%, 1/15/20			10,000,000	10,054,307

Branch Banking & Trust Co. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.53%, 1.907%, 5/1/19			16,250,000	16,341,142

Capital One NA/Mclean, VA sr. unsec. FRN BBA LIBOR USD 3 Month + 1.15%, 2.464%, 8/17/18			18,015,000	18,127,190

Capital One NA/Mclean, VA sr. unsec. FRN BBA LIBOR USD 3 Month + 0.77%, 2.082%, 9/13/19			22,000,000	22,151,228

Capital One NA/Mclean, VA sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.68%, 2.071%, 2/5/18			18,790,000	18,806,065

Citigroup, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 1.31%, 2.681%, 10/26/20			18,205,000	18,649,011

Citigroup, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.93%, 2.247%, 6/7/19			22,057,000	22,269,652

Citigroup, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.79%, 2.14%, 1/10/20			10,447,000	10,542,362

Citigroup, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.38%, 2.713%, 3/30/21			28,504,000	29,216,841

Citigroup, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.88%, 2.258%, 7/30/18			1,643,000	1,651,388

Citizens Bank NA/Providence RI sr. unsec. FRN BBA LIBOR USD 3 Month + 0.54%, 1.856%, 3/2/20			26,400,000	26,465,413

Citizens Bank NA/Providence RI sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.57%, 1.887%, 5/26/20			40,951,000	41,068,940

Citizens Bank NA/Providence RI sr. unsec. notes Ser. MTN, 1.60%, 12/4/17			3,800,000	3,799,802

Commonwealth Bank of Australia 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.64%, 1.952%, 11/7/19 (Australia)			19,627,000	19,772,279

Commonwealth Bank of Australia 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.45%, 1.767%, 3/10/20 (Australia)			14,900,000	14,939,239

Commonwealth Bank of Australia 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.40%, 1.721%, 9/18/20 (Australia)			19,600,000	19,618,083

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.06%, 2.38%, 3/15/19 (Australia)			6,550,000	6,623,707

Credit Agricole SA/London 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.97%, 2.287%, 6/10/20 (United Kingdom)			3,000,000	3,048,486

Credit Agricole SA/London 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.80%, 2.159%, 4/15/19 (United Kingdom)			12,750,000	12,863,400

Credit Suisse AG/New York NY unsec. sub. notes 6.00%, 2/15/18			19,368,000	19,597,877

Credit Suisse AG/New York, NY sr. unsec. FRN BBA LIBOR USD 3 Month + 0.69%, 2.068%, 1/29/18			21,307,000	21,336,404

Credit Suisse AG/New York, NY sr. unsec. FRN BBA LIBOR USD 3 Month + 0.68%, 2.054%, 4/27/18			11,600,000	11,630,253

Credit Suisse AG/New York, NY sr. unsec. notes 1.75%, 1/29/18			9,600,000	9,604,845

Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 2.29%, 3.644%, 4/16/21 (United Kingdom)			2,250,000	2,364,946

Danske Bank A/S 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.58%, 1.896%, 9/6/19 (Denmark)			37,453,000	37,636,258

Danske Bank A/S 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.51%, 1.826%, 3/2/20 (Denmark)			23,000,000	23,086,690

DnB Bank ASA 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.37%, 1.705%, 10/2/20 (Norway)			43,305,000	43,376,930

Fifth Third Bancorp unsec. sub. notes 4.50%, 6/1/18			12,475,000	12,664,433

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.25%, 1.628%, 10/30/20			19,200,000	19,194,144

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN BBA LIBOR USD 3 Month + 0.59%, 1.92%, 9/27/19			13,335,000	13,391,927

Firth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.91%, 2.226%, 8/20/18			13,500,000	13,574,306

HBOS PLC 144A unsec. sub. notes Ser. GMTN, 6.75%, 5/21/18 (United Kingdom)			21,915,000	22,480,364

HSBC Bank PLC 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.64%, 1.955%, 5/15/18 (United Kingdom)			5,945,000	5,962,755

HSBC USA, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.88%, 2.208%, 9/24/18			25,110,000	25,284,982

HSBC USA, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.77%, 2.082%, 8/7/18			13,250,000	13,310,598

HSBC USA, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.61%, 1.919%, 11/13/19			13,350,000	13,437,485

Huntington National Bank (The) sr. unsec. FRN BBA LIBOR USD 3 Month + 0.51%, 1.827%, 3/10/20			25,415,000	25,553,096

Huntington National Bank (The) sr. unsec. notes 1.70%, 2/26/18			21,860,000	21,865,250

ING Bank NV 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 1.13%, 2.453%, 3/22/19 (Netherlands)			13,130,000	13,296,352

ING Bank NV 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.97%, 2.284%, 8/17/20 (Netherlands)			3,850,000	3,900,152

ING Bank NV 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.78%, 2.094%, 8/17/18 (Netherlands)			7,400,000	7,437,386

ING Bank NV 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.69%, 2.025%, 10/1/19 (Netherlands)			14,455,000	14,539,861

ING Bank NV 144A unsec. FRN BBA LIBOR USD 3 Month + 0.55%, 1.871%, 3/16/18 (Netherlands)			20,050,000	20,085,271

JPMorgan Chase & Co. sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.51%, 1.826%, 3/1/18			5,000,000	5,006,421

JPMorgan Chase & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.48%, 2.796%, 3/1/21			12,517,000	12,944,223

JPMorgan Chase & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.21%, 2.583%, 10/29/20			16,152,000	16,552,900

JPMorgan Chase & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.96%, 2.318%, 1/23/20			23,528,000	23,882,466

JPMorgan Chase & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.90%, 2.267%, 1/25/18			11,033,000	11,055,176

JPMorgan Chase & Co. sr. unsec. unsub. FRN Ser. 1, BBA LIBOR USD 3 Month + 0.63%, 2.008%, 1/28/19			10,665,000	10,722,058

KeyBank NA/Cleveland, OH sr. unsec. notes 1.70%, 6/1/18			15,910,000	15,913,017

KeyBank NA/Cleveland, OH sr. unsec. unsub. notes Ser. BKNT, 1.65%, 2/1/18			29,637,000	29,639,203

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			10,949,000	10,996,182

Manufacturers & Traders Trust Co. unsec. sub. notes 6.625%, 12/4/17			8,960,000	8,999,397

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.88%, 3.196%, 3/1/21 (Japan)			2,720,000	2,828,699

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.19%, 2.553%, 10/20/18 (Japan)			13,334,000	13,453,566

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.64%, 1.969%, 3/26/18 (Japan)			16,000,000	16,024,849

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 2.15%, 10/20/18 (Japan)			3,675,000	3,684,666

National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.69%, 2.007%, 12/9/19 (Australia)			2,600,000	2,623,047

National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.59%, 1.94%, 1/10/20 (Australia)			17,750,000	17,858,139

National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.51%, 1.825%, 5/22/20 (Australia)			25,700,000	25,796,349

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.78%, 2.139%, 1/14/19 (Australia)			26,770,000	26,954,397

National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.56%, 1.87%, 6/12/20 (Canada)			14,750,000	14,811,911

National Bank of Canada sr. unsec. FRN BBA LIBOR USD 3 Month + 0.33%, 1.711%, 11/2/20 (Canada)			18,700,000	18,699,963

National Bank of Canada sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.84%, 2.159%, 12/14/18 (Canada)			5,070,000	5,112,172

Nordea Bank AB 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.47%, 1.787%, 5/29/20 (Sweden)			28,075,000	28,216,610

Nordea Bank AB 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.84%, 2.161%, 9/17/18 (Sweden)			15,800,000	15,907,600

Northern Trust Co. (The) unsec. sub. notes Ser. MTN, 5.85%, 11/9/17			10,800,000	10,809,021

PNC Bank NA sr. unsec. FRN BBA LIBOR USD 3 Month + 0.40%, 1.717%, 12/7/18			11,400,000	11,440,881

PNC Bank NA sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.36%, 1.676%, 5/19/20			13,650,000	13,699,140

PNC Bank NA sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.42%, 1.736%, 6/1/18			5,500,000	5,513,486

PNC Bank NA sr. unsec. notes Ser. MTN, 1.60%, 6/1/18			21,000,000	20,998,822

PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.25%, 1.562%, 8/7/18			10,000,000	10,019,608

Rabobank Nederland NV/NY sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.51%, 1.821%, 8/9/19 (Netherlands)			48,300,000	48,601,223

Regions Bank sr. unsec. notes Ser. BKNT, 2.25%, 9/14/18			10,200,000	10,230,736

Regions Bank unsec. sub. notes Ser. BKNT, 7.50%, 5/15/18			5,913,000	6,085,640

Royal Bank of Canada sr. unsec. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.38%, 1.696%, 3/2/20 (Canada)			20,000,000	20,051,281

Royal Bank of Canada sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.70%, 2.017%, 12/10/18 (Canada)			12,000,000	12,068,757

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.48%, 1.858%, 7/29/19 (Canada)			13,875,000	13,941,014

Santander Holdings USA, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 1.00%, 2.359%, 7/15/19			5,500,000	5,541,525

Santander Holdings USA, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.45%, 2.767%, 11/24/17			25,871,000	25,894,040

Santander UK PLC sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.30%, 1.685%, 11/3/20 (United Kingdom)			14,200,000	14,199,972

Santander UK PLC sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.85%, 2.167%, 8/24/18 (United Kingdom)			12,800,000	12,868,527

Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.57%, 1.887%, 9/13/19 (Sweden)			39,450,000	39,681,335

Societe Generale SA company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.08%, 2.415%, 10/1/18 (France)			14,625,000	14,732,333

Standard Chartered PLC 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 1.13%, 2.446%, 8/19/19 (United Kingdom)			18,645,000	18,886,781

State Street Corp. jr. unsec. sub. notes 4.956%, 3/15/18			33,750,000	34,149,108

State Street Corp. sr. unsec. unsub. notes 1.35%, 5/15/18			16,000,000	15,977,104

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRB BBA LIBOR USD 3 Month + 0.58%, 1.939%, 1/16/18 (Japan)			6,600,000	6,605,830

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.74%, 2.103%, 7/23/18 (Japan)			12,900,000	12,953,846

Sumitomo Mitsui Banking Corp. 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.67%, 2.027%, 10/19/18 (Japan)			11,400,000	11,445,611

SunTrust Bank/Atlanta, GA sr. unsec. FRN BBA LIBOR USD 3 Month + 0.53%, 1.91%, 1/31/20			28,550,000	28,740,713

SunTrust Bank/Atlanta, GA unsec. sub. notes Ser. BKNT, 7.25%, 3/15/18			1,400,000	1,428,855

SunTrust Banks, Inc. sr. unsec. notes 2.35%, 11/1/18			3,400,000	3,416,293

Svenska Handelsbanken AB company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.36%, 1.677%, 9/8/20 (Sweden)			15,000,000	15,032,805

Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.49%, 1.806%, 9/6/19 (Sweden)			6,000,000	6,031,212

Swedbank AB 144A sr. unsec. notes 1.75%, 3/12/18 (Sweden)			24,600,000	24,614,022

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.54%, 1.903%, 7/23/18 (Canada)			10,000,000	10,031,675

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.65%, 1.959%, 8/13/19 (Canada)			6,000,000	6,050,606

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.93%, 2.249%, 12/14/20 (Canada)			1,700,000	1,733,828

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 1.00%, 2.35%, 4/7/21 (Canada)			3,000,000	3,058,778

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.56%, 1.951%, 11/5/19 (Canada)			7,300,000	7,353,962

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.42%, 1.774%, 1/18/19 (Canada)			4,950,000	4,968,335

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.30%, 1.617%, 3/13/18 (Canada)			10,000,000	10,011,391

Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.625%, 3/13/18 (Canada)			9,800,000	9,803,898

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.49%, 1.805%, 11/15/18			16,700,000	16,773,147

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.40%, 1.767%, 4/25/19			3,600,000	3,614,457

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.12%, 1.429%, 3/14/19			27,400,000	27,398,418

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT, BBA LIBOR USD 3 Month + 0.48%, 1.858%, 10/28/19			19,400,000	19,521,697

U.S. Bank, NA/Cincinnati, OH sr.unsec. FRN BBA LIBOR USD 3 Month + 0.32%, 1.685%, 1/24/20			9,900,000	9,928,760

UBS AG/Stamford, CT sr. unsec. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.64%, 1.949%, 8/14/19			32,400,000	32,636,830

Wells Fargo & Co. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.46%, 1.823%, 4/22/19			4,839,000	4,854,765

Wells Fargo & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.34%, 2.656%, 3/4/21			17,246,000	17,767,058

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.88%, 2.243%, 7/22/20			29,847,000	30,319,418

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. N, BBA LIBOR USD 3 Month + 0.68%, 2.058%, 1/30/20			20,953,000	21,171,088

Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, BBA LIBOR USD 3 Month + 1.01%, 2.327%, 12/7/20			6,472,000	6,604,280

Westpac Banking Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.74%, 2.054%, 11/23/18 (Australia)			10,000,000	10,067,845

Westpac Banking Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.56%, 1.876%, 8/19/19 (Australia)			12,950,000	13,021,955

Westpac Banking Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.43%, 1.747%, 5/25/18 (Australia)			11,000,000	11,019,611

Westpac Banking Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.43%, 1.746%, 3/6/20 (Australia)			14,900,000	14,950,183

				2,338,433,141
Basic materials (0.2%)

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.907%, 5/1/20			11,725,000	11,830,403

				11,830,403
Capital goods (0.7%)

John Deere Capital Corp. sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.22%, 1.54%, 12/15/17			10,000,000	10,001,400

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.31%, 1.649%, 1/16/18			6,000,000	6,002,430

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.29%, 1.635%, 10/9/19			10,000,000	10,034,100

Johnson Controls International PLC sr. unsec. notes 1.40%, 11/2/17			2,181,000	2,180,980

Textron, Inc. sr. unsec. unsub. notes 5.60%, 12/1/17			14,000,000	14,040,475

United Technologies Corp. jr. unsec. sub. notes 1.778%, 5/4/18			6,000,000	5,999,139

United Technologies Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.35%, 1.727%, 11/1/19			10,000,000	10,049,896

				58,308,420
Communication services (1.3%)

AT&T, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.91%, 2.227%, 11/27/18			12,300,000	12,396,354

AT&T, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.65%, 2.009%, 1/15/20			34,100,000	34,279,882

British Telecommunications PLC sr. unsec. unsub. notes 5.95%, 1/15/18 (United Kingdom)			2,680,000	2,704,196

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.58%, 1.933%, 1/17/20 (Netherlands)			22,550,000	22,623,754

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.45%, 1.774%, 9/19/19 (Netherlands)			3,095,000	3,102,174

Verizon Communications, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.37%, 1.685%, 8/15/19			23,331,000	23,332,572

				98,438,932
Conglomerates (0.7%)

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.27%, 1.582%, 8/7/18			4,062,000	4,066,025

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.34%, 1.661%, 3/16/20 (Netherlands)			25,150,000	25,238,251

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.32%, 1.637%, 9/13/19 (Netherlands)			15,000,000	15,053,827

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.28%, 1.597%, 5/25/18 (Netherlands)			10,000,000	10,015,360

				54,373,463
Consumer cyclicals (2.6%)

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			3,000,000	2,999,437

Amazon.com, Inc. 144A sr. unsec. notes 1.90%, 8/21/20			19,300,000	19,267,025

BMW US Capital, LLC 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.41%, 1.73%, 9/13/19			8,800,000	8,850,933

BMW US Capital, LLC 144A company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.38%, 1.727%, 4/6/20			9,800,000	9,847,527

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.25%, 1.641%, 11/5/18			4,730,000	4,733,014

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.57%, 1.886%, 12/6/17			15,000,000	15,005,246

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN Ser. 1, BBA LIBOR USD 3 Month + 0.83%, 2.14%, 3/12/19			8,700,000	8,748,870

General Motors Financial Co., Inc. company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 1.27%, 2.606%, 10/4/19			4,950,000	5,014,301

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.36%, 2.71%, 4/10/18			16,790,000	16,857,871

Moody's Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.35%, 1.666%, 9/4/18			22,950,000	22,995,418

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.80%, 2.147%, 4/6/18			5,000,000	5,011,196

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.58%, 1.939%, 1/13/20			10,250,000	10,316,307

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.52%, 1.837%, 9/13/19			15,000,000	15,064,650

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.39%, 1.749%, 7/13/20			19,500,000	19,504,212

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.39%, 1.721%, 9/28/20			9,500,000	9,513,897

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.44%, 1.794%, 10/18/19			8,500,000	8,553,907

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.39%, 1.743%, 1/17/19			2,105,000	2,110,542

Walt Disney Co. (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.32%, 1.67%, 1/8/19			15,000,000	15,051,599

				199,445,952
Consumer finance (1.7%)

American Express Co. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.33%, 1.708%, 10/30/20			28,400,000	28,372,679

American Express Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.59%, 1.905%, 5/22/18			7,860,000	7,875,830

American Express Credit Corp. sr. unsec. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.33%, 1.715%, 5/3/19			6,835,000	6,855,555

American Express Credit Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.55%, 1.871%, 3/18/19			10,921,000	10,988,962

American Express Credit Corp. sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 0.49%, 1.805%, 8/15/19			1,900,000	1,910,245

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.57%, 1.948%, 10/30/19			5,000,000	5,032,252

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.46%, 1.819%, 7/13/18			7,000,000	7,020,335

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.34%, 1.649%, 2/14/20			14,700,000	14,751,132

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.31%, 1.627%, 12/11/17			15,000,000	15,003,795

Synchrony Financial sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.40%, 2.711%, 11/9/17			30,192,000	30,199,555

				128,010,340
Consumer staples (2.7%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.26%, 2.637%, 2/1/21			31,025,000	32,071,392

BAT International Finance PLC 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.51%, 1.83%, 6/15/18 (United Kingdom)			6,000,000	6,007,362

Conagra Brands, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.50%, 1.857%, 10/9/20			14,020,000	14,048,110

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.57%, 1.879%, 2/10/21			34,362,000	34,416,315

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.42%, 1.729%, 8/9/19			29,038,000	29,074,298

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.45%, 7/15/19			10,340,000	10,256,697

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.61%, 1.988%, 10/28/19 (Netherlands)			31,100,000	31,229,968

Mondelez International, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.52%, 1.897%, 2/1/19			11,750,000	11,781,036

PepsiCo, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.59%, 1.905%, 2/22/19			4,230,000	4,262,252

Tyson Foods, Inc. sr. unsec. sub. FRN BBA LIBOR USD 3 Month + 0.45%, 1.768%, 5/30/19			8,700,000	8,715,302

Tyson Foods, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.45%, 1.764%, 8/21/20			24,000,000	24,045,805

				205,908,537
Energy (2.2%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.54%, 1.849%, 5/10/19 (United Kingdom)			2,000,000	2,011,454

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.51%, 1.819%, 5/10/18 (United Kingdom)			18,800,000	18,839,912

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.43%, 1.734%, 2/13/18 (United Kingdom)			1,715,000	1,716,756

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.35%, 1.659%, 8/14/18 (United Kingdom)			16,010,000	16,050,826

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)			10,500,000	10,491,622

Chevron Corp. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.41%, 1.725%, 11/15/19			9,800,000	9,867,016

Chevron Corp. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.21%, 1.526%, 3/3/20			24,950,000	25,042,782

EQT Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.77%, 2.106%, 10/1/20			38,000,000	38,262,580

Exxon Mobil Corp. sr. unsec. unsub. notes 1.439%, 3/1/18			9,000,000	9,001,301

Halliburton Co. sr. unsec. unsub. notes 2.00%, 8/1/18			6,680,000	6,692,132

Phillips 66 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.75%, 2.109%, 4/15/20			3,649,000	3,656,059

Phillips 66 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.65%, 2.009%, 4/15/19			22,250,000	22,278,134

Schlumberger Holdings Corp. 144A sr. unsec. notes 1.90%, 12/21/17			3,100,000	3,100,952

Total Capital International SA company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.35%, 1.674%, 6/19/19 (France)			4,525,000	4,542,100

				171,553,626
Financial (1.4%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.55%, 1.867%, 3/7/18			10,000,000	10,019,450

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.32%, 1.67%, 1/10/20			19,750,000	19,831,766

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.30%, 1.657%, 1/12/18			10,000,000	10,006,032

HSBC Holdings PLC sr. unsec. FRN BBA LIBOR USD 3 Month + 2.24%, 3.557%, 3/8/21 (United Kingdom)			1,300,000	1,369,973

Mizuho Financial Group, Inc. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 1.48%, 2.837%, 4/12/21 (Japan)			6,750,000	6,938,224

Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.68%, 2.997%, 3/9/21 (Japan)			8,460,000	8,726,347

UBS AG/London 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.58%, 1.897%, 6/8/20 (United Kingdom)			20,400,000	20,492,963

UBS Group Funding Switzerland AG 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 1.44%, 2.768%, 9/24/20 (Switzerland)			10,700,000	10,906,587

UBS Group Funding Switzerland AG 144A company guaranty sr. unsec. notes BBA LIBOR USD 3 Month + 1.78%, 3.139%, 4/14/21 (Switzerland)			17,482,000	18,125,172

				106,416,514
Health care (1.2%)

Aetna, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.65%, 1.967%, 12/8/17			36,750,000	36,767,298

Aetna, Inc. sr. unsec. unsub. notes 1.50%, 11/15/17			3,100,000	3,099,815

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			2,000,000	2,004,591

Allergan Funding SCS company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.08%, 2.39%, 3/12/18 (Luxembourg)			23,100,000	23,172,034

AstraZeneca PLC sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.844%, 11/16/18 (United Kingdom)			10,000,000	10,034,994

Becton Dickinson and Co. sr. unsec. unsub. notes 2.133%, 6/6/19			14,750,000	14,755,883

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			3,026,000	3,064,039

				92,898,654
Insurance (1.8%)

AIG Global Funding 144A sr. FRN BBA LIBOR USD 3 Month + 0.48%, 1.815%, 7/2/20			27,350,000	27,411,839

CNA Financial Corp. sr. unsec. unsub. notes 6.95%, 1/15/18			9,208,000	9,304,286

Metropolitan Life Global Funding I 144A FRN BBA LIBOR USD 3 Month + 0.43%, 1.754%, 12/19/18			10,000,000	10,044,414

Metropolitan Life Global Funding I 144A FRN BBA LIBOR USD 3 Month + 0.34%, 1.659%, 9/14/18			25,000,000	25,046,754

Metropolitan Life Global Funding I 144A sr. FRN BBA LIBOR USD 3 Month + 0.22%, 1.544%, 9/19/19			10,300,000	10,314,463

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19			3,194,000	3,181,778

New York Life Global Funding 144A FRN BBA LIBOR USD 3 Month + 0.39%, 1.755%, 10/24/19			15,000,000	15,075,942

New York Life Global Funding 144A FRN BBA LIBOR USD 3 Month + 0.40%, 1.747%, 4/6/18			10,600,000	10,617,202

New York Life Global Funding 144A FRN BBA LIBOR USD 3 Month + 0.28%, 1.60%, 12/15/17			10,000,000	10,001,990

Principal Life Global Funding II 144A FRN BBA LIBOR USD 3 Month + 0.30%, 1.615%, 2/22/19			10,000,000	10,021,340

Principal Life Global Funding II 144A sr. FRN BBA LIBOR USD 3 Month + 0.50%, 1.816%, 12/1/17			10,000,000	10,003,560

				141,023,568
Investment banking/Brokerage (1.5%)

Discover Bank sr. unsec. unsub. notes 2.00%, 2/21/18			4,750,000	4,754,517

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.16%, 2.523%, 4/23/20			4,795,000	4,878,371

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.80%, 2.117%, 12/13/19			7,505,000	7,562,789

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 1.10%, 2.415%, 11/15/18			15,211,000	15,342,423

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.80%, 2.12%, 12/15/17			11,719,000	11,728,024

Morgan Stanley sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.98%, 2.301%, 6/16/20			6,742,000	6,827,808

Morgan Stanley sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.85%, 2.215%, 1/24/19			31,620,000	31,826,514

Morgan Stanley sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.74%, 2.083%, 1/5/18			2,226,000	2,228,321

Morgan Stanley sr. unsec. unsub. FRN Ser. 3NC2, BBA LIBOR USD 3 Month + 0.80%, 2.109%, 2/14/20			24,600,000	24,711,418

Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, BBA LIBOR USD 3 Month + 1.40%, 2.763%, 4/21/21			4,350,000	4,474,134

				114,334,319
Real estate (0.5%)

Boston Properties LP sr. unsec. unsub. notes 3.70%, 11/15/18(R)			36,800,000	37,372,103

Realty Income Corp. sr. unsec. notes 2.00%, 1/31/18(R)			3,750,000	3,751,196

Welltower, Inc. sr. unsec. unsub. notes 2.25%, 3/15/18(R)			1,200,000	1,202,764

				42,326,063
Technology (2.0%)

Alibaba Group Holding, Ltd. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.52%, 1.837%, 11/28/17 (China)			16,700,000	16,699,198

Apple, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.20%, 1.512%, 2/7/20			25,000,000	25,072,036

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. notes 2.20%, 1/15/21			29,150,000	29,023,372

Cisco Systems, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.31%, 1.63%, 6/15/18			10,000,000	10,019,584

Cisco Systems, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.60%, 1.916%, 2/21/18			5,000,000	5,009,694

IBM Credit, LLC sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.26%, 1.623%, 1/20/21			28,865,000	28,892,827

IBM Credit, LLC sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.15%, 1.467%, 9/6/19			28,865,000	28,902,664

Qualcomm, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.27%, 1.586%, 5/18/18			10,000,000	10,014,223

				153,633,598
Transportation (—%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			397,891	398,886

				398,886
Utilities and power (1.2%)

Dominion Energy, Inc. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.55%, 1.866%, 6/1/19			30,150,000	30,249,348

DTE Energy Co. sr. unsec. notes 1.50%, 10/1/19			7,000,000	6,915,383

Edison International sr. unsec. notes 2.125%, 4/15/20			10,000,000	10,001,211

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. notes 1.649%, 9/1/18			7,000,000	6,990,287

Sempra Energy sr. unsec. unsub. notes 1.625%, 10/7/19			10,000,000	9,928,986

Southern Co. (The) 144A sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.70%, 2.035%, 9/30/20			29,600,000	29,798,447

				93,883,662

Total corporate bonds and notes (cost $4,002,057,419)				$4,011,218,078

COMMERCIAL PAPER (38.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Aegon NV (Netherlands)	1.506	12/21/17	$18,500,000	$18,462,391

Aegon NV (Netherlands)	1.506	12/18/17	34,000,000	33,935,172

Agrium, Inc. (Canada)	1.534	12/27/17	9,000,000	8,979,409

Agrium, Inc. (Canada)	1.474	12/12/17	13,500,000	13,477,635

Agrium, Inc. (Canada)	1.534	11/30/17	24,000,000	23,972,000

Agrium, Inc. (Canada)	1.402	11/27/17	5,800,000	5,793,914

Air Liquide US, LLC	1.464	12/22/17	25,800,000	25,756,323

Air Liquide US, LLC	1.463	12/19/17	21,000,000	20,966,586

Albermarle Corp.	1.672	11/16/17	6,000,000	5,995,331

Albermarle Corp.	1.692	11/15/17	8,600,000	8,593,729

Albermarle Corp.	1.702	11/9/17	16,350,000	16,342,876

Amcor, Ltd./Australia (Australia)	1.434	11/29/17	19,000,000	18,978,434

Amcor, Ltd./Australia (Australia)	1.403	11/17/17	28,800,000	28,781,055

Amcor, Ltd./Australia (Australia)	1.393	11/13/17	9,000,000	8,995,499

Amgen, Inc.	1.321	11/8/17	18,750,000	18,743,996

Amphenol Corp.	1.505	12/11/17	6,000,000	5,990,310

Amphenol Corp.	1.464	11/3/17	19,250,000	19,247,818

Anheuser-Busch InBev Worldwide, Inc.	1.415	12/12/17	18,800,000	18,770,565

Anthem, Inc.	1.403	11/6/17	24,900,000	24,894,028

Arrow Electronics, Inc.	1.823	11/29/17	25,000,000	24,964,374

Arrow Electronics, Inc.	1.752	11/20/17	19,500,000	19,480,966

Arrow Electronics, Inc.	1.803	11/2/17	8,000,000	7,999,229

Assa Abloy Financial Services AB (Sweden)	1.453	11/27/17	17,000,000	16,982,176

Autonation, Inc.	1.600	11/1/17	50,000,000	49,997,593

AXA Financial, Inc.	1.455	1/22/18	25,000,000	24,910,429

Bank of Nova Scotia (The) 144A (Canada)	1.260	2/2/18	10,000,000	10,011,150

Bell Canada, Inc. (Canada)	1.506	12/4/17	29,000,000	28,959,629

Bell Canada, Inc. (Canada)	1.402	12/1/17	6,300,000	6,292,020

Bell Canada, Inc. (Canada)	1.402	11/20/17	29,250,000	29,226,325

Boston Scientific Corp.	1.602	11/28/17	19,650,000	19,628,603

Boston Scientific Corp.	1.602	11/15/17	16,830,000	16,820,253

Boston Scientific Corp.	1.602	11/14/17	19,000,000	18,989,744

BPCE SA (France)	1.441	2/5/18	28,800,000	28,697,335

BPCE SA (France)	1.365	12/4/17	19,500,000	19,478,047

Canadian Natural Resources, Ltd. (Canada)	1.592	11/22/17	38,500,000	38,460,968

Canadian Natural Resources, Ltd. (Canada)	1.562	11/21/17	16,500,000	16,484,042

Caterpillar Financial Services	1.455	12/20/17	29,263,000	29,201,223

CBS Corp.	1.403	12/5/17	19,200,000	19,173,717

CBS Corp.	1.423	12/4/17	4,900,000	4,893,489

CBS Corp.	1.403	11/7/17	14,500,000	14,496,137

CenterPoint Energy Resources Corp.	1.494	12/26/17	19,500,000	19,456,229

CenterPoint Energy Resources Corp.	1.463	12/21/17	24,000,000	23,951,210

Commonwealth Bank of Australia 144A (Australia)	1.187	2/15/18	10,000,000	10,010,280

Constellation Brands, Inc.	1.593	11/14/17	18,000,000	17,987,757

Constellation Brands, Inc.	1.602	11/10/17	9,000,000	8,995,640

Darden Restaurants, Inc.	1.500	11/1/17	42,000,000	41,998,250

Deutsche Telekom AG (Germany)	1.423	11/6/17	7,725,000	7,723,019

Diageo Capital PLC (United Kingdom)	1.403	12/13/17	26,500,000	26,454,990

Diageo Capital PLC (United Kingdom)	1.403	12/7/17	29,000,000	28,957,915

DnB Bank ASA (Norway)	1.386	6/20/18	18,500,000	18,500,463

DnB Bank ASA 144A (Norway)	1.269	1/19/18	10,000,000	10,010,470

Dollar General Corp.	1.421	11/9/17	14,500,000	14,494,519

Dollar General Corp.	1.401	11/3/17	19,750,000	19,747,523

Dominion Energy Gas Holdings, LLC	1.403	12/11/17	2,390,000	2,385,969

Dominion Energy Gas Holdings, LLC	1.413	11/8/17	14,000,000	13,995,517

Duke Energy Corp.	1.465	1/5/18	14,800,000	14,751,982

Duke Energy Corp.	1.475	1/4/18	17,000,000	16,954,971

E. I. du Pont de Nemours & Co.	1.403	11/21/17	18,700,000	18,684,794

E. I. du Pont de Nemours & Co.	1.413	11/20/17	25,000,000	24,980,653

Eastman Chemical Co.	1.402	11/10/17	24,000,000	23,990,813

Eastman Chemical Co.	1.401	11/8/17	24,030,000	24,022,673

Enbridge Energy Partners LP	1.953	11/27/17	19,600,000	19,575,510

Enbridge US, Inc.	1.534	12/20/17	31,000,000	30,938,301

Enbridge US, Inc.	1.421	11/15/17	2,500,000	2,498,552

Energy Transfer Partners LP	1.750	11/1/17	57,000,000	56,997,256

Eni Finance USA, Inc.	1.432	11/21/17	30,000,000	29,975,010

Entergy Corp.	1.464	12/12/17	23,000,000	22,954,866

Entergy Corp.	1.401	11/6/17	17,000,000	16,995,356

Enterprise Products Operating, LLC	1.412	11/29/17	34,080,000	34,041,565

Enterprise Products Operating, LLC	1.402	11/14/17	18,000,000	17,990,284

Equifax, Inc.	1.434	11/1/17	19,000,000	18,999,286

ERAC USA Finance, LLC	1.422	11/8/17	24,000,000	23,992,682

ERAC USA Finance, LLC	1.401	11/2/17	19,000,000	18,998,567

ERP Operating LP	1.402	11/14/17	14,500,000	14,492,173

Experian Finance PLC (United Kingdom)	1.413	11/1/17	12,000,000	11,999,523

Florida Power & Light Co.	1.363	12/19/17	6,000,000	5,987,840

Florida Power & Light Co.	1.404	12/11/17	24,200,000	24,159,182

FMC Corp.	1.450	11/2/17	39,000,000	38,997,058

FMC Technologies, Inc.	1.504	12/5/17	38,000,000	37,947,982

Ford Motor Credit Co., LLC	1.464	11/17/17	15,000,000	14,989,694

Fortive Corp.	1.452	11/29/17	24,000,000	23,972,933

Fortive Corp.	1.432	11/28/17	29,000,000	28,968,422

Fortive Corp.	1.431	11/17/17	2,000,000	1,998,684

Hawaiian Electric Co., Inc.	1.560	11/1/17	27,000,000	26,998,776

Hawaiian Electric Industries	1.651	11/1/17	6,200,000	6,199,719

Humana, Inc.	1.482	11/27/17	3,200,000	3,196,002

Humana, Inc.	1.502	11/20/17	20,000,000	19,981,588

Humana, Inc.	1.504	11/16/17	34,000,000	33,975,051

International Flavors & Fragrances, Inc.	1.442	11/27/17	28,500,000	28,470,098

Interpublic Group of Cos., Inc. (The)	1.412	11/29/17	16,325,000	16,306,602

Interpublic Group of Cos., Inc. (The)	1.412	11/24/17	3,675,000	3,671,580

Interpublic Group of Cos., Inc. (The)	1.401	11/13/17	10,000,000	9,994,999

Interpublic Group of Cos., Inc. (The)	1.401	11/6/17	1,000,000	999,772

Interpublic Group of Cos., Inc. (The)	1.390	11/1/17	17,800,000	17,799,330

Intesa Sanpaolo Funding, LLC (Spain)	1.585	12/28/17	22,200,000	22,141,057

Kansas City Southern	1.570	11/3/17	18,500,000	18,497,325

LMA-Americas, LLC (France)	1.355	11/21/17	14,000,000	13,989,825

LMA-Americas, LLC (France)	1.354	11/2/17	9,700,000	9,699,388

Macquarie Bank, Ltd. (Australia)	1.497	2/12/18	19,000,000	18,919,149

Macquarie Bank, Ltd. (Australia)	1.364	11/13/17	10,300,000	10,295,228

Macquarie Bank, Ltd. (Australia)	1.365	11/7/17	25,000,000	24,993,827

Macquarie Bank, Ltd. (Australia)	1.344	11/3/17	3,400,000	3,399,643

Marriott International, Inc./MD	1.431	11/17/17	3,500,000	3,497,698

Marriott International, Inc./MD	1.431	11/15/17	22,000,000	21,987,258

Marriott International, Inc./MD	1.483	11/9/17	9,000,000	8,996,906

Matchpoint Finance PLC (Ireland)	1.353	12/12/17	20,500,000	20,467,139

Mattel, Inc.	1.702	11/16/17	19,000,000	18,988,254

McDonald's Corp.	1.362	12/1/17	22,000,000	21,973,439

Molson Coors Brewing Co.	1.551	11/9/17	12,000,000	11,995,876

Molson Coors Brewing Co.	1.562	11/7/17	20,500,000	20,494,539

Molson Coors Brewing Co.	1.541	11/3/17	15,900,000	15,898,198

Monsanto Co.	1.482	11/22/17	41,000,000	40,964,974

Moody's Corp.	1.380	11/1/17	12,000,000	11,999,549

Nationwide Building Society (United Kingdom)	1.437	1/22/18	22,350,000	22,277,653

Newell Brands, Inc.	1.589	11/13/17	22,820,000	22,805,596

Newell Brands, Inc.	1.571	11/6/17	30,000,000	29,991,306

NiSource Finance Corp.	1.442	12/1/17	16,000,000	15,980,684

NiSource Finance Corp.	1.492	11/13/17	20,200,000	20,189,897

NiSource Finance Corp.	1.451	11/8/17	25,000,000	24,992,378

NRW.Bank (Germany)	1.294	12/8/17	33,000,000	32,954,543

NRW.Bank (Germany)	1.309	11/16/17	20,000,000	19,988,952

Omnicom Capital, Inc.	1.453	11/30/17	32,000,000	31,962,667

Omnicom Capital, Inc.	1.443	11/15/17	24,000,000	23,986,099

ONEOK, Inc.	1.873	11/28/17	8,000,000	7,989,628

ONEOK, Inc.	1.881	11/2/17	6,200,000	6,199,437

ONEOK, Inc.	1.881	11/1/17	11,800,000	11,799,465

Reckitt Benckiser Treasury Services PLC (United Kingdom)	1.403	11/30/17	24,000,000	23,975,599

Rogers Communications, Inc. (Canada)	1.411	11/21/17	31,000,000	30,974,720

Rogers Communications, Inc. (Canada)	1.412	11/1/17	17,300,000	17,299,374

Schlumberger Holdings Corp.	1.403	12/14/17	22,500,000	22,459,190

Schlumberger Holdings Corp.	1.403	11/6/17	19,300,000	19,295,371

Societe Generale SA (France)	1.399	1/31/18	31,000,000	30,889,643

South Carolina Fuel Co., Inc.	1.602	11/15/17	17,200,000	17,190,038

South Carolina Fuel Co., Inc.	1.552	11/2/17	10,000,000	9,999,246

South Carolina Fuel Co., Inc.	1.552	11/3/17	24,375,000	24,372,238

Suncor Energy, Inc. (Canada)	1.464	11/22/17	23,500,000	23,479,923

Suncor Energy, Inc. (Canada)	1.422	11/10/17	11,500,000	11,495,598

Suncor Energy, Inc. (Canada)	1.442	11/8/17	14,000,000	13,995,732

Swedbank AB (Sweden)	1.315	11/17/17	24,000,000	23,986,933

Thomson Reuters Corp. (Canada)	1.454	11/13/17	36,000,000	35,981,176

TransCanada American Investments, Ltd.	1.465	12/18/17	5,000,000	4,990,467

TransCanada PipeLines, Ltd. (Canada)	1.412	12/18/17	26,200,000	26,150,045

UDR, Inc.	1.401	11/10/17	56,800,000	56,778,257

United Technologies Corp.	1.402	11/6/17	3,000,000	2,999,316

Viacom, Inc.	1.783	11/6/17	37,100,000	37,091,541

Westar Energy, Inc.	1.431	11/2/17	25,200,000	25,198,099

Westpac Banking Corp. 144A (Australia)	1.321	11/2/17	5,000,000	5,000,175

Whirlpool Corp.	1.424	11/27/17	48,000,000	47,949,636

WPP CP Finance PLC (United Kingdom)	1.701	2/12/18	19,250,000	19,161,467

WPP CP Finance PLC (United Kingdom)	1.502	11/13/17	7,250,000	7,246,374

WPP CP Finance PLC (United Kingdom)	1.502	11/10/17	9,500,000	9,496,364

WPP CP Finance PLC (United Kingdom)	1.471	11/7/17	20,965,000	20,959,415

Total commercial paper (cost $2,983,711,498)				$2,983,677,914

MORTGAGE-BACKED SECURITIES (3.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (1.8%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 2.738%, 10/25/27 (Bermuda)			$22,200,000	$22,241,625

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ, 6.50%, 11/15/23			105,878	113,840
Ser. 3724, Class CM, 5.50%, 6/15/37			185,763	205,216
Ser. 3316, Class CD, 5.50%, 5/15/37			72,515	81,000
Ser. 2561, Class BD, 5.00%, 2/15/18			12,536	12,566
Ser. 2541, Class JC, 5.00%, 12/15/17			2,716	2,718
Ser. 2542, Class ES, 5.00%, 12/15/17			491	491
Ser. 2519, Class AH, 5.00%, 11/15/17			2,152	2,151
Structured Agency Credit Risk Debt FRN Ser. 13-DN1, Class M1, 1 Month US LIBOR + 3.40%, 4.638%, 7/25/23			34,837	35,237
Ser. 3539, Class PM, 4.50%, 5/15/37			21,160	22,021
Ser. 2958, Class QD, 4.50%, 4/15/20			5,502	5,526
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2, 1 Month US LIBOR + 2.90%, 4.138%, 7/25/28			12,589,000	13,019,292
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, 1 Month US LIBOR + 2.85%, 4.088%, 4/25/28			7,288,444	7,540,325
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2, 1 Month US LIBOR + 2.80%, 4.038%, 5/25/28			7,857,577	8,115,698
Ser. 2854, Class DL, 4.00%, 9/15/19			35,038	35,292
Ser. 2864, Class GB, 4.00%, 9/15/19			30,504	30,841
Ser. 2783, Class AY, 4.00%, 4/15/19			20,763	20,897
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M2, 1 Month US LIBOR + 2.65%, 3.888%, 3/25/28			13,726,209	14,086,522
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 1 Month US LIBOR + 2.65%, 3.888%, 10/25/24			656,086	658,054
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 3.838%, 12/25/27			24,239,231	24,762,798
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M2, 1 Month US LIBOR + 2.40%, 3.638%, 1/25/25			919,561	921,051
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 1 Month US LIBOR + 2.20%, 3.438%, 10/25/28			11,152,000	11,301,007
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 1 Month US LIBOR + 2.20%, 3.438%, 3/25/25			10,189,511	10,251,465
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, 1 Month US LIBOR + 2.20%, 3.438%, 2/25/24			2,881,133	2,966,067
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M2, 1 Month US LIBOR + 2.00%, 3.238%, 12/25/28			186,000	189,523
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, 1 Month US LIBOR + 1.95%, 3.188%, 5/25/25			1,089,000	1,111,107
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M2, 1 Month US LIBOR + 1.65%, 2.888%, 4/25/24			5,758,461	5,836,684
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M1, 1 Month US LIBOR + 1.20%, 2.438%, 8/25/29			4,565,893	4,609,470
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1 Month US LIBOR + 1.10%, 2.338%, 12/25/28			2,068,356	2,072,512
Ser. 3611, PO, zero %, 7/15/34			57,066	49,697

Federal National Mortgage Association
Ser. 11-15, Class AB, 9.75%, 8/25/19			22,732	23,247
Ser. 10-110, Class AE, 9.75%, 11/25/18			18,926	19,416
Ser. 05-48, Class AR, 5.50%, 2/25/35			48,015	49,441
Ser. 08-8, Class PA, 5.00%, 2/25/38			62,623	64,282
Ser. 09-15, Class MC, 5.00%, 3/25/24			8,291	8,421
Ser. 02-73, Class OE, 5.00%, 11/25/17			11	11
Ser. 09-100, Class PA, 4.50%, 4/25/39			3,428	3,443
Ser. 11-60, Class PA, 4.00%, 10/25/39			17,211	17,650
Ser. 11-36, Class PA, 4.00%, 2/25/39			81,511	81,914
Ser. 03-43, Class YA, 4.00%, 3/25/33			198,540	200,295
Ser. 04-27, Class HB, 4.00%, 5/25/19			12,496	12,613
Ser. 03-128, Class NG, 4.00%, 1/25/19			18,636	18,748
Ser. 11-20, Class PC, 3.50%, 3/25/39			38,429	38,867
Ser. 10-155, Class A, 3.50%, 9/25/25			13,498	13,663
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M1, 1 Month US LIBOR + 2.20%, 3.438%, 10/25/28			271,854	274,572
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M1, 1 Month US LIBOR + 2.15%, 3.388%, 9/25/28			433,492	437,892
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M1, 1 Month US LIBOR + 2.10%, 3.338%, 8/25/28			299,063	301,247
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 1 Month US LIBOR + 2.00%, 3.238%, 10/25/28			181,141	184,205
Connecticut Avenue Securities FRB Ser. 13-C01, Class M1, 1 Month US LIBOR + 2.00%, 3.238%, 10/25/23			47,393	47,745
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M1, 1 Month US LIBOR + 1.95%, 3.188%, 8/25/28			347,339	350,511
Ser. 11-42, Class BJ, 3.00%, 8/25/25			122,484	122,781
Ser. 10-43, Class KG, 3.00%, 1/25/21			31,243	31,453
Connecticut Avenue Securities FRB Ser. 14-C01, Class M1, 1 Month US LIBOR + 1.60%, 2.838%, 1/25/24			311,097	313,498
Ser. 11-23, Class AB, 2.75%, 6/25/20			15,206	15,232
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.588%, 1/25/29			5,839,171	5,872,503
Ser. 10-81, Class AP, 2.50%, 7/25/40			83,960	83,530
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M1, 1 Month US LIBOR + 0.95%, 2.188%, 5/25/24			2,857	2,858
FRB Ser. 17-C06, Class 2M1, 1 Month US LIBOR + 0.75%, 1.988%, 2/25/30			1,792,017	1,796,694
FRB Ser. 10-90, Class GF, 1 Month US LIBOR + 0.50%, 1.738%, 8/25/40			1,498,682	1,490,461
FRB Ser. 06-74, Class FL, 1 Month US LIBOR + 0.35%, 1.588%, 8/25/36			256,475	255,587
FRB Ser. 05-63, Class FC, 1 Month US LIBOR + 0.25%, 1.488%, 10/25/31			818,639	815,890
Ser. 92-96, Class B, PO, zero %, 5/25/22			4,385	4,303

Government National Mortgage Association
Ser. 10-39, Class PH, 4.50%, 11/20/38			41,721	42,207
Ser. 09-32, Class AB, 4.00%, 5/16/39			20,367	21,431

				143,317,304
Commercial mortgage-backed securities (—%)

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2, 5.115%, 7/15/41			29,436	29,436

				29,436
Residential mortgage-backed securities (non-agency) (2.1%)

Banc of America Funding Trust FRB Ser. 05-B, Class 3A1, 1 Month US LIBOR + 0.23%, 1.469%, 4/20/35			1,157,134	1,151,348

Banc of America Funding Trust 144A FRB Ser. 15-R4, Class 6A1, 1 Month US LIBOR + 0.14%, 1.377%, 8/27/36			10,790,729	10,736,776

BCAP, LLC Trust 144A FRB Ser. 15-RR6, Class 3A1, 1 Month US LIBOR + 0.94%, 1.829%, 5/26/46			875,489	866,758

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 07-HE7, Class 1A1, 1 Month US LIBOR + 1.00%, 2.238%, 10/25/37			11,955,911	12,002,043
FRB Ser. 05-FR1, Class M1, 1 Month US LIBOR + 0.75%, 1.988%, 6/25/35			1,674,501	1,676,204
FRB Ser. 05-TC1, Class M1, 1 Month US LIBOR + 0.66%, 1.898%, 5/25/35			1,688,575	1,675,911
FRB Ser. 06-HE1, Class 1M1, 1 Month US LIBOR + 0.41%, 1.648%, 12/25/35			1,148,100	1,146,814

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD3, Class 1A, 1 Month US LIBOR + 0.49%, 1.728%, 7/25/35			2,829,328	2,816,627
FRB Ser. 05-SD2, Class 1A3, 1 Month US LIBOR + 0.40%, 1.638%, 3/25/35			491,282	490,503

CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, 1 Month US LIBOR + 1.45%, 2.688%, 10/25/37			5,317,143	5,357,969

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-WFH3, Class M1, 1 Month US LIBOR + 0.29%, 1.528%, 10/25/36			22,568,000	22,459,317
FRB Ser. 06-WFH3, Class A4, 1 Month US LIBOR + 0.24%, 1.478%, 10/25/36			554,828	549,280

Countrywide Asset-Backed Certificates Trust
FRB Ser. 05-4, Class MV3, 1 Month US LIBOR + 0.50%, 1.738%, 10/25/35			719,931	719,746
FRB Ser. 05-16, Class 3AV, 1 Month US LIBOR + 0.23%, 1.468%, 5/25/36			10,033,926	9,833,247
FRB Ser. 06-2, Class 1A1, 1 Month US LIBOR + 0.20%, 1.438%, 6/25/36			5,279,209	5,273,226

Credit-Based Asset Servicing & Securitization, LLC 144A FRB Ser. 07-SP2, Class A3, 1 Month US LIBOR + 0.45%, 1.688%, 3/25/46			5,229,768	5,236,924

CSMC Trust 144A FRB Ser. 14-5R, Class 6A1, 1 Month US LIBOR + 0.15%, 1.387%, 10/27/36			3,312,042	3,319,215

EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, 1 Month US LIBOR + 0.72%, 1.958%, 4/25/35			3,617,613	3,618,744

First Franklin Mortgage Loan Trust FRB Ser. 06-FF1, Class 1A, 1 Month US LIBOR + 0.22%, 1.458%, 1/25/36			2,006,097	2,002,650

GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, 1 Month US LIBOR + 0.23%, 1.463%, 12/25/35			5,925,039	5,912,217

GSAA Home Equity Trust FRB Ser. 05-6, Class A3, 1 Month US LIBOR + 0.37%, 1.608%, 6/25/35			3,926,754	3,926,754

GSAMP Trust FRB Ser. 06-HE7, Class A2D, 1 Month US LIBOR + 0.23%, 1.468%, 10/25/46			1,917,844	1,899,241

GSMSC Resecuritization Trust 144A FRB Ser. 09-6R, Class 3A1, 3.04%, 2/26/36(WAC)			2,064,491	2,090,211

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1, Class A5, 1 Month US LIBOR + 0.23%, 1.468%, 7/25/36			1,485,534	1,483,514

Lehman XS Trust FRB Ser. 06-1, Class 1A2, 1 Month US LIBOR + 0.31%, 1.548%, 2/25/36			2,285,631	2,272,384

Long Beach Mortgage Loan Trust FRB Ser. 06-WL3, Class 2A3, 1 Month US LIBOR + 0.20%, 1.438%, 1/25/36			1,659,705	1,684,723

Merrill Lynch Mortgage Investors Trust FRB Ser. 06-FF1, Class M2, 1 Month US LIBOR + 0.29%, 1.528%, 8/25/36			10,000,000	9,992,848

Morgan Stanley Home Equity Loan Trust 144A FRB Ser. 06-1, Class A1, 1 Month US LIBOR + 0.23%, 1.468%, 12/25/35			1,317,074	1,315,633

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
FRB Ser. 05-1, Class M3, 1 Month US LIBOR + 0.86%, 2.093%, 2/25/35			652,181	652,589
FRB Ser. 05-2, Class M2, 1 Month US LIBOR + 0.68%, 1.913%, 4/25/35			2,368,803	2,376,303

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A1C, 1 Month US LIBOR + 0.41%, 1.648%, 11/25/35			519,029	518,251

Park Place Securities, Inc. FRB Ser. 05-WHQ2, Class M1, 1 Month US LIBOR + 0.63%, 1.868%, 5/25/35			1,031,395	1,032,617

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M3, 1 Month US LIBOR + 0.74%, 1.973%, 7/25/35			518,816	518,925

Residential Asset Mortgage Products, Inc. Trust FRB Ser. 06-RZ4, Class A2, 1 Month US LIBOR + 0.18%, 1.418%, 10/25/36			2,965,713	2,966,561

Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, 1 Month US LIBOR + 0.90%, 2.138%, 11/25/34			5,892,453	5,942,806
FRB Ser. 05-KS11, Class M1, 1 Month US LIBOR + 0.40%, 1.638%, 12/25/35			2,374,591	2,372,359

Soundview Home Loan Trust FRB Ser. 06-2, Class M1, 1 Month US LIBOR + 0.33%, 1.568%, 3/25/36			5,000,000	4,994,070

Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, 1 Month US LIBOR + 0.84%, 2.078%, 8/25/34			5,067,683	5,070,279
FRB Ser. 05-8, Class A4, 1 Month US LIBOR + 0.72%, 1.958%, 10/25/35			1,233,728	1,234,910
FRB Ser. 05-HE1, Class M1, 1 Month US LIBOR + 0.71%, 1.943%, 7/25/35			2,045,442	2,030,643
FRB Ser. 05-3, Class M2, 1 Month US LIBOR + 0.66%, 1.898%, 4/25/35			1,821,485	1,821,197

Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-WF1, Class M1, 1 Month US LIBOR + 0.32%, 1.558%, 2/25/36			2,692,477	2,686,061
FRB Ser. 06-OPT1, Class A5, 1 Month US LIBOR + 0.26%, 1.498%, 4/25/36			3,141,639	3,094,515
FRB Ser. 06-NC1, Class A4, 1 Month US LIBOR + 0.15%, 1.388%, 5/25/36			1,026,532	1,019,707

				159,842,620

Total mortgage-backed securities (cost $302,596,715)				$303,189,360

CERTIFICATES OF DEPOSIT (3.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of Nova Scotia/Houston	1.827	11/1/18	$5,000,000	$4,999,005

Bank of Nova Scotia/Houston FRN	1.511	11/9/18	9,500,000	9,498,081

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	1.965	2/22/19	10,000,000	10,032,030

Canadian Imperial Bank of Commerce/New York, NY	1.543	2/4/19	19,500,000	19,497,563

Canadian Imperial Bank of Commerce/New York, NY FRN	1.725	2/2/18	24,500,000	24,528,420

Canadian Imperial Bank of Commerce/New York, NY FRN	1.647	5/29/19	16,300,000	16,294,914

Intesa Sanpaolo SpA/New York, NY (Italy)	1.600	11/28/17	19,000,000	19,003,055

National Bank of Canada/New York, NY FRN	1.750	5/8/19	19,500,000	19,506,045

Nordea Bank AB/New York, NY FRN	1.696	2/21/19	6,000,000	5,998,446

Nordea Bank AB/New York, NY FRN	1.657	3/7/19	10,000,000	9,997,320

Royal Bank of Canada/New York, NY FRN (Canada)	1.617	12/8/17	5,000,000	5,002,155

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.669	2/21/18	2,000,000	2,002,256

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.561	5/3/19	19,750,000	19,747,077

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.525	2/22/18	10,000,000	10,008,360

Sumitomo Mitsui Banking Corp/New York FRN (Japan)	1.776	6/5/19	19,650,000	19,668,412

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.597	6/7/19	9,750,000	9,748,450

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.439	2/12/19	20,000,000	19,997,440

Swedbank AB/New York	1.642	8/24/20	28,500,000	28,492,134

Toronto-Dominion Bank/NY (Canada)	1.757	11/20/17	10,000,000	10,003,200

Total certificates of deposit (cost $263,923,369)				$264,024,363

ASSET-BACKED COMMERCIAL PAPER (1.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization, LLC	1.334	12/8/17	$23,300,000	$23,268,494

MetLife Short Term Funding, LLC	1.306	12/19/17	29,000,000	28,952,713

Victory Receivables Corp. (Japan)	1.325	12/15/17	24,000,000	23,961,000

Total asset-backed commercial paper (cost $76,179,163)				$76,182,207

ASSET-BACKED SECURITIES (0.9%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 16-4, Class A1, 1 Month US LIBOR + 1.20%, 2.435%, 5/10/19			$3,898,000	$3,898,000
FRB Ser. 16-5, Class A, 1 Month US LIBOR + 1.17%, 2.405%, 6/10/19			25,000,000	25,000,000

Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.138%, 2/25/49			7,817,000	7,817,000
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 1.938%, 11/24/18			32,563,000	32,563,000

Total asset-backed securities (cost $69,278,609)				$69,278,000

REPURCHASE AGREEMENTS (0.5%)(a)
			Principal amount	Value

Interest in $35,000,000 tri-party term repurchase agreement dated 10/31/17 with BNP Paribas due 12/5/17 - maturity value of $35,046,958 for an effective yield of 1.380% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.700% to 8.500% and due dates ranging from 4/15/18 to 8/15/47, valued at $36,752,243)(IR)			$35,000,000	$35,000,000

Total repurchase agreements (cost $35,000,000)				$35,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates
4.50%, 10/15/19			$23,596	$23,987
4.50%, 5/15/18			8,744	8,790

				32,777
U.S. Government Agency Mortgage Obligations (—%)

Federal Home Loan Mortgage Corporation 4.50%, 10/1/18			2,947	2,968

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 3/1/19			17,185	17,575
6.00%, 2/1/19			80	80
5.50%, with due dates from 4/1/18 to 11/1/18			9,953	10,006
5.00%, with due dates from to 2/1/18 to 5/1/21			61,523	62,818
4.50%, 8/1/18			9,222	9,301

Federal National Mortgage Association Pass-Through Certificates
6.50%, 12/1/19			2,099	2,150
6.00%, with due dates from 12/1/17 to 5/1/23			25,267	26,322
5.50%, with due dates from 4/1/18 to 11/1/23			56,963	58,167
5.00%, 11/1/19			27,618	28,180

				217,567

Total U.S. government and agency mortgage obligations (cost $262,636)				$250,344

TOTAL INVESTMENTS

Total investments (cost $7,733,009,409)				$7,742,820,266

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,714,950,160.
(R)	Real Estate Investment Trust.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.1%
	Canada	7.3
	United Kingdom	5.5
	Australia	4.8
	Netherlands	4.3
	France	3.1
	Sweden	2.6
	Japan	1.8
	Norway	0.9
	Denmark	0.8
	Germany	0.8
	Other	2.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $36,752,243, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$76,182,207	$—
Asset-backed securities	—	36,715,000	32,563,000
Certificates of deposit	—	264,024,363	—
Commercial paper	—	2,983,677,914	—
Corporate bonds and notes	—	4,011,218,078	—
Mortgage-backed securities	—	303,189,360	—
Repurchase agreements	—	35,000,000	—
U.S. government and agency mortgage obligations	—	250,344	—

Totals by level	$—	$7,710,257,266	$32,563,000

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017